Taxation - Components of corporate tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Current tax on result	$ 279	$ 249	$ 139
Deferred tax prior years			18
Total corporate tax	$ 279	$ 249	$ 157